Recapitalization Transaction (DETAILS) (USD $)	Mar. 31, 2012
Common Stock Shares Issued	384,588
Common Stock Value Issued	$ 421,765
Term loan consummated	2,900,000
Line of credit consummated	300,000
Cash paid to Greenleaf Capital, Inc	2,750,000
Note issued to Greenleaf Capital, Inc	250,000
Debt amount settled through loan agreement	$ 10,600,000